Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts	$ 8,257	$ 7,615	$ 7,615
Accumulated amortization	15,013	25,180	25,867
Shares held in treasury	17,270,930	17,216,635	17,119,205
Series AA Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	$ 63.80	$ 63.80	$ 63.80
Preferred stock, shares authorized	5,720	5,720	5,720
Preferred stock, shares issued	5,720	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720	5,720
Preferred Class A [Member]
Preferred stock, par value	$ 638	$ 638	$ 638
Preferred stock, cumulative dividends	$ 63.80	$ 63.80	$ 63.80
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	175,000,000	175,000,000	175,000,000
Common stock, shares issued	97,800,442	97,426,144	96,082,868
Common stock, shares outstanding	80,529,512	80,209,509	78,963,663
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	14,610,365	14,610,365	14,910,365
Common stock, shares outstanding	14,610,365	14,610,365	14,910,365
LAMAR MEDIA CORP [Member]
Allowance for doubtful accounts	8,257	7,615	7,615
Accumulated amortization	$ 5,725	$ 15,893	$ 16,579
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100